UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2013

Item 1:       Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Developing Growth Fund

For the six-month period ended January 31, 2013

Lord Abbett Developing Growth Fund
Semiannual Report
For the six-month period ended January 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 through January 31, 2013).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/12 - 1/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	8/1/12	1/31/13	8/1/12– 1/31/13

Class A
Actual	$1,000.00	$1,078.20	$5.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.63	$5.65
Class B
Actual	$1,000.00	$1,074.30	$9.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.37	$8.94
Class C
Actual	$1,000.00	$1,074.40	$9.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.37	$8.94
Class F
Actual	$1,000.00	$1,079.10	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$4.38
Class I
Actual	$1,000.00	$1,080.10	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.87
Class P
Actual	$1,000.00	$1,078.20	$5.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.62	$5.65
Class R2
Actual	$1,000.00	$1,076.80	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.36	$6.92
Class R3
Actual	$1,000.00	$1,076.80	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.87	$6.41

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.11% for Class A, 1.76% for Classes B and C, 0.86% for Class F, 0.76% for Class I, 1.11% for Class P, 1.36% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
January 31, 2013

Sector*	%**
Consumer Discretionary	12.27%
Consumer Staples	2.37%
Energy	8.39%
Financials	7.57%
Health Care	19.35%

Sector*	%**
Industrials	18.95%
Information Technology	27.10%
Materials	2.75%
Short-Term Investment	1.25%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.55%

Aerospace & Defense 2.76%
DigitalGlobe, Inc.*	659,494	$18,446
HEICO Corp.	463,732	21,035
Hexcel Corp.*	1,056,568	28,305

Total		67,786

Airlines 1.65%
Allegiant Travel Co.	319,933	23,825
US Airways Group, Inc.*	1,158,196	16,539

Total		40,364

Automobiles 1.15%
Tesla Motors, Inc.*	753,563	28,266

Beverages 0.98%
Boston Beer Co., Inc. (The) Class A*	171,302	24,041

Biotechnology 9.64%
Acorda Therapeutics, Inc.*	437,840	12,645
Aegerion Pharmaceuticals, Inc.*	664,781	18,820
Alnylam Pharmaceuticals, Inc.*	835,302	20,156
ARIAD Pharmaceuticals, Inc.*	120,561	2,397
BioMarin Pharmaceutical, Inc.*	556,191	30,529
Cepheid, Inc.*	353,356	12,799
Genomic Health, Inc.*	99,001	2,777
Incyte Corp.*	128,104	2,354
Isis Pharmaceuticals, Inc.*	1,320,440	19,186
Medivation, Inc.*	797,708	43,363
Onyx Pharmaceuticals, Inc.*	79,260	6,144
Pharmacyclics, Inc.*	445,372	30,878
Sarepta Therapeutics, Inc.*	853,055	23,075
Synageva BioPharma Corp.*	243,986	11,287

Total		236,410

Investments	Shares	Fair Value (000)

Capital Markets 4.61%
E*TRADE Financial Corp.*	1,810,228	$19,207
Financial Engines, Inc.*	1,479,172	49,197
GAMCO Investors, Inc. Class A	46,090	2,597
Stifel Financial Corp.*	668,333	24,628
Waddell & Reed Financial, Inc. Class A	438,877	17,423

Total		113,052

Chemicals 2.13%
Axiall Corp.	714,409	40,136
Chemtura Corp.*	512,319	12,152

Total		52,288

Commercial Banks 1.81%
Bank of the Ozarks, Inc.	569,524	20,685
SVB Financial Group*	98,923	6,566
Western Alliance Bancorp*	1,400,593	17,227

Total		44,478

Commercial Services & Supplies 0.48%
Performant Financial Corp.*	322,700	4,098
Team, Inc.*	174,859	7,661

Total		11,759

Communications Equipment 2.98%
Aruba Networks, Inc.*	1,374,193	31,662
Ixia*	1,239,757	23,543
Ruckus Wireless, Inc.*	755,235	17,793

Total		72,998

Computers & Peripherals 2.68%
3D Systems Corp.*	573,610	33,183
Stratasys Ltd.*	414,460	32,527

Total		65,710

Construction Materials 0.64%
Eagle Materials, Inc.	243,339	15,761

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
January 31, 2013

Investments	Shares	Fair Value (000)

Consumer Finance 0.39%
NetSpend Holdings, Inc.*	836,954	$9,073
Portfolio Recovery Associates, Inc.*	3,573	382

Total		9,455

Diversified Consumer Services 0.96%
LifeLock, Inc.*	2,521,576	23,652

Electrical Equipment 1.13%
Generac Holdings, Inc.	686,454	25,522
Polypore International, Inc.*	59,777	2,307

Total		27,829

Electronic Equipment, Instruments & Components 1.70%
FEI Co.	203,641	12,414
IPG Photonics Corp.	449,040	29,403

Total		41,817

Energy Equipment & Services 4.18%
Atwood Oceanics, Inc.*	600,565	31,692
CARBO Ceramics, Inc.	115,011	9,214
Dril-Quip, Inc.*	608,441	49,338
Geospace Technologies Corp.*	135,683	12,233

Total		102,477

Food & Staples Retailing 0.83%
PriceSmart, Inc.	156,419	12,046
United Natural Foods, Inc.*	153,490	8,285

Total		20,331

Food Products 0.58%
Annie’s, Inc.*	168,029	6,025
Hain Celestial Group, Inc. (The)*	143,071	8,154

Total		14,179

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 3.84%
Align Technology, Inc.*	419,025	$13,140
DexCom, Inc.*	1,708,653	26,023
Endologix, Inc.*	692,752	10,620
HeartWare International, Inc.*	268,897	24,303
Insulet Corp.*	871,159	20,098

Total		94,184

Health Care Providers & Services 3.95%
Air Methods Corp.	816,243	35,686
MWI Veterinary Supply, Inc.*	181,266	20,358
Team Health Holdings, Inc.*	1,208,998	40,949

Total		96,993

Health Care Technology 2.09%
athenahealth, Inc.*	308,129	26,644
Medidata Solutions, Inc.*	277,680	12,993
Vocera Communications, Inc.*	439,721	11,547

Total		51,184

Hotels, Restaurants & Leisure 1.83%
Chuy’s Holdings, Inc.*	599,117	17,003
Krispy Kreme Doughnuts, Inc.*	959,778	12,477
Life Time Fitness, Inc.*	244,225	12,389
Papa John’s International, Inc.*	55,718	3,126

Total		44,995

Household Durables 0.97%
SodaStream International Ltd. (Israel)*(a)	493,876	23,751

Information Technology Services 1.59%
EPAM Systems, Inc.*	956,642	19,822
MAXIMUS, Inc.	279,049	19,134

Total		38,956

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
January 31, 2013

Investments	Shares	Fair Value (000)

Internet & Catalog Retail 0.76%
HSN, Inc.	314,198	$18,726

Internet Software & Services 7.48%
Angie’s List, Inc.*	1,632,913	20,493
Bankrate, Inc.*	762,635	9,434
Cornerstone OnDemand, Inc.*	995,610	32,537
CoStar Group, Inc.*	390,945	36,663
MercadoLibre, Inc. (Argentina)(a)	140,322	12,404
Millennial Media, Inc.*	608,453	7,022
OpenTable, Inc.*	225,637	11,889
Qihoo 360 Technology Co. Ltd. ADR*	421,881	12,897
Sohu.com, Inc. (China)*(a)	320,393	15,340
Yelp, Inc.*	588,624	12,502
Youku Tudou, Inc. ADR*	543,294	12,365

Total		183,546

Leisure Equipment & Products 1.03%
Brunswick Corp.	700,515	25,331

Machinery 4.82%
Chart Industries, Inc.*	50,112	3,317
Lindsay Corp.	132,698	12,346
Manitowoc Co., Inc. (The)	1,101,729	19,390
Middleby Corp. (The)*	225,491	31,875
Proto Labs, Inc.*	645,261	26,540
RBC Bearings, Inc.*	471,056	24,839

Total		118,307

Media 0.77%
Lions Gate Entertainment Corp.*	1,029,482	18,860

Oil, Gas & Consumable Fuels 4.28%
Bonanza Creek Energy, Inc.*	304,600	9,406
Cheniere Energy, Inc.*	1,183,523	25,126
Energy XXI Bermuda Ltd.	248,176	7,773

Investments	Shares	Fair Value (000)

GasLog Ltd. (Monaco)(a)	1,965,486	$25,001
Kodiak Oil & Gas Corp.*	1,028,793	9,465
Oasis Petroleum, Inc.*	789,085	28,312

Total		105,083

Professional Services 2.75%
Advisory Board Co. (The)*	90,826	4,926
Corporate Executive Board Co. (The)	340,088	17,042
On Assignment, Inc.*	790,102	19,318
Robert Half International, Inc.	740,195	26,084

Total		67,370

Real Estate Management & Development 0.31%
Zillow, Inc. Class A*	203,342	7,695

Road & Rail 3.66%
Avis Budget Group, Inc.*	1,153,536	24,836
Genesee & Wyoming, Inc. Class A*	364,460	30,826
Old Dominion Freight Line, Inc.*	501,571	18,698
Swift Transportation Co.*	1,132,374	15,468

Total		89,828

Semiconductors & Semiconductor Equipment 4.11%
Cavium, Inc.*	196,186	6,561
Cree, Inc.*	742,267	32,029
First Solar, Inc.*	600,718	16,928
Freescale Semiconductor Ltd.*	281,055	4,061
MEMC Electronic Materials, Inc.*	6,316,274	26,276
SunPower Corp.*	1,924,530	14,992

Total		100,847

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
January 31, 2013

Investments	Shares	Fair Value (000)

Software 6.78%
Aspen Technology, Inc.*	645,130	$19,741
CommVault Systems, Inc.*	243,767	18,704
Concur Technologies, Inc.*	171,587	11,479
Imperva, Inc.*	534,051	18,318
Infoblox, Inc.*	860,454	16,220
Jive Software, Inc.*	811,921	12,447
NetSuite, Inc.*	461,561	32,415
Splunk, Inc.*	734,092	24,196
Ultimate Software Group, Inc. (The)*	126,948	12,890

Total		166,410

Specialty Retail 2.80%
Dick’s Sporting Goods, Inc.	50,342	2,396
DSW, Inc. Class A	181,491	12,147
Lumber Liquidators Holdings, Inc.*	217,938	12,898
Restoration Hardware Holdings, Inc.*	566,781	20,404
ULTA Salon, Cosmetics & Fragrance, Inc.	23,220	2,271
Vitamin Shoppe, Inc.*	304,697	18,611

Total		68,727

Textiles, Apparel & Luxury Goods 2.08%
Steven Madden Ltd.*	466,454	21,494
Tumi Holdings, Inc.*	1,203,721	27,072
Under Armour, Inc. Class A*	49,474	2,517

Total		51,083

Thrifts & Mortgage Finance 0.51%
Nationstar Mortgage Holdings, Inc.*	129,911	4,688
Ocwen Financial Corp.*	203,462	7,929

Total		12,617

Trading Companies & Distributors 1.86%
United Rentals, Inc.*	899,768	45,546

Total Common Stocks (cost $2,075,140,511)		2,442,692

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.26%

Repurchase Agreement
Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $31,545,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $31,599,699; proceeds: $30,978,782 (cost $30,978,774)	$30,979	$30,979

Total Investments in Securities 100.81% (cost $2,106,119,285)		2,473,671

Liabilities in Excess of Cash and Other Assets (0.81)%		(19,910)

Net Assets 100.00%		$2,453,761

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
January 31, 2013

ASSETS:
Investments in securities, at fair value (cost $2,106,119,285)	$2,473,671,325

Cash	2,806,094
Receivables:
Investment securities sold	85,907,440
Capital shares sold	2,419,400
Interest and dividends	33,375
Prepaid expenses and other assets	18,290

Total assets	2,564,855,924

LIABILITIES:
Payables:
Investment securities purchased	103,504,617
Capital shares reacquired	3,610,243
12b-1 distribution fees	1,387,857
Management fee	1,050,622
Directors’ fees	458,083
Fund administration	82,351
To affiliates (See Note 3)	93,087
Accrued expenses	908,304

Total liabilities	111,095,164

NET ASSETS	$2,453,760,760

COMPOSITION OF NET ASSETS:
Paid-in capital	$2,020,894,074
Accumulated net investment loss	(21,651,367)
Accumulated net realized gain on investments	86,966,013
Net unrealized appreciation on investments	367,552,040

Net Assets	$2,453,760,760

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)
January 31, 2013

Net assets by class:
Class A Shares	$989,242,182
Class B Shares	$12,602,495
Class C Shares	$98,443,797
Class F Shares	$128,558,370
Class I Shares	$902,405,204
Class P Shares	$83,351,460
Class R2 Shares	$12,425,004
Class R3 Shares	$226,732,248
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	47,040,893
Class B Shares (40 million shares of common stock authorized, $.001 par value)	698,627
Class C Shares (25 million shares of common stock authorized, $.001 par value)	5,422,487
Class F Shares (30 million shares of common stock authorized, $.001 par value)	6,023,420
Class I Shares (100 million shares of common stock authorized, $.001 par value)	39,793,492
Class P Shares (30 million shares of common stock authorized, $.001 par value)	4,044,341
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	600,118
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	10,883,609
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.03
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.31
Class B Shares-Net asset value	$18.04
Class C Shares-Net asset value	$18.15
Class F Shares-Net asset value	$21.34
Class I Shares-Net asset value	$22.68
Class P Shares-Net asset value	$20.61
Class R2 Shares-Net asset value	$20.70
Class R3 Shares-Net asset value	$20.83

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2013

Investment income:
Dividends	$7,506,630
Interest	2,229

Total investment income	7,508,859

Expenses:
Management fee	6,227,883
12b-1 distribution plan-Class A	1,734,023
12b-1 distribution plan-Class B	67,515
12b-1 distribution plan-Class C	522,617
12b-1 distribution plan-Class F	68,024
12b-1 distribution plan-Class P	146,539
12b-1 distribution plan-Class R2	38,113
12b-1 distribution plan-Class R3	568,725
Shareholder servicing	2,059,493
Fund administration	488,148
Subsidy (See Note 3)	202,328
Reports to shareholders	97,317
Registration	61,920
Directors’ fees	36,886
Professional	31,281
Custody	25,675
Other	29,034

Gross expenses	12,405,521
Expense reductions (See Note 7)	(803)

Net expenses	12,404,718

Net investment loss	(4,895,859)

Net realized and unrealized gain (loss):
Net realized gain on investments in unaffiliated issuers	191,676,950
Net realized loss from investments in affiliated issuers	(1,523,345)
Net change in unrealized appreciation/depreciation on investments	(4,266,983)

Net realized and unrealized gain	185,886,622

Net Increase in Net Assets Resulting From Operations	$180,990,763

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2013 (unaudited)	For the Year Ended July 31, 2012
Operations:
Net investment loss	$(4,895,859)	$(19,885,040)
Net realized gain on investments in affiliated and unaffiliated issuers	190,153,605	97,053,364
Net change in unrealized appreciation/depreciation on investments	(4,266,983)	(106,258,255)

Net increase (decrease) in net assets resulting from operations	180,990,763	(29,089,931)

Distributions to shareholders from:
Net realized gain
Class A	(77,058,196)	(55,548,484)
Class B	(1,190,233)	(1,194,582)
Class C	(9,266,403)	(7,708,825)
Class F	(10,252,440)	(8,983,658)
Class I	(62,625,344)	(38,031,852)
Class P	(6,568,286)	(5,909,467)
Class R2	(983,333)	(666,169)
Class R3	(17,642,330)	(10,170,748)

Total distributions to shareholders	(185,586,565)	(128,213,785)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	207,449,451	868,677,797
Reinvestment of distributions	173,052,995	117,703,392
Cost of shares reacquired	(321,578,874)	(648,543,364)

Net increase in net assets resulting from capital share transactions	58,923,572	337,837,825

Net increase in net assets	54,327,770	180,534,109

NET ASSETS:
Beginning of period	$2,399,432,990	$2,218,898,881

End of period	$2,453,760,760	$2,399,432,990

Accumulated net investment loss	$(21,651,367)	$(16,755,508)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.24		$23.11	$16.51	$13.49	$16.64	$19.96

Investment operations:
Net investment loss(a)	(.05)		(.20)	(.21)	(.16)	(.13)	(.14)
Net realized and unrealized gain (loss)	1.55		(.41)	6.81	3.18	(3.02)	(.74)

Total from investment operations	1.50		(.61)	6.60	3.02	(3.15)	(.88)

Distributions to shareholders from:
Net realized gain	(1.71)		(1.26)	—	—	—	(2.44)

Net asset value, end of period	$21.03		$21.24	$23.11	$16.51	$13.49	$16.64

Total Return(b)	7.82	%(c)	(2.03)%	39.98%	22.48%	(18.99)%	(5.92)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.56	%(c)	1.12%	1.09%	1.14%	1.28%	1.13%
Expenses, excluding expense reductions	.56	%(c)	1.12%	1.09%	1.14%	1.28%	1.14%
Net investment loss	(.25	)%(c)	(.96)%	(.99)%	(1.01)%	(1.11)%	(.77)%

Supplemental Data:

Net assets, end of period (000)	$989,242		$983,120	$979,130	$570,044	$446,012	$630,191
Portfolio turnover rate	93.99	%(c)	195.11%	136.95%	156.05%	198.56%	240.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$18.52		$20.46	$14.72	$12.10	$15.02	$18.35

Investment operations:
Net investment loss(a)	(.11)		(.29)	(.30)	(.23)	(.19)	(.24)
Net realized and unrealized gain (loss)	1.34		(.39)	6.04	2.85	(2.73)	(.65)

Total from investment operations	1.23		(.68)	5.74	2.62	(2.92)	(.89)

Distributions to shareholders from:
Net realized gain	(1.71)		(1.26)	—	—	—	(2.44)

Net asset value, end of period	$18.04		$18.52	$20.46	$14.72	$12.10	$15.02

Total Return(b)	7.43	%(c)	(2.61)%	39.09%	21.67%	(19.51)%	(6.55)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.88	%(c)	1.76%	1.74%	1.79%	1.93%	1.78%
Expenses, excluding expense reductions	.88	%(c)	1.76%	1.74%	1.79%	1.93%	1.79%
Net investment loss	(.58	)%(c)	(1.59)%	(1.64)%	(1.66)%	(1.76)%	(1.41)%

Supplemental Data:

Net assets, end of period (000)	$12,602		$14,273	$21,161	$21,160	$22,308	$35,992
Portfolio turnover rate	93.99	%(c)	195.11%	136.95%	156.05%	198.56%	240.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$18.63		$20.58	$14.80	$12.17	$15.11	$18.43

Investment operations:
Net investment loss(a)	(.11)		(.29)	(.31)	(.23)	(.19)	(.24)
Net realized and unrealized gain (loss)	1.34		(.40)	6.09	2.86	(2.75)	(.64)

Total from investment operations	1.23		(.69)	5.78	2.63	(2.94)	(.88)

Distributions to shareholders from:
Net realized gain	(1.71)		(1.26)	—	—	—	(2.44)

Net asset value, end of period	$18.15		$18.63	$20.58	$14.80	$12.17	$15.11

Total Return(b)	7.44	%(c)	(2.60)%	38.99%	21.71%	(19.52)%	(6.46)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.89	%(c)	1.77%	1.74%	1.79%	1.93%	1.78%
Expenses, excluding expense reductions	.89	%(c)	1.77%	1.74%	1.79%	1.93%	1.79%
Net investment loss	(.58	)%(c)	(1.60)%	(1.64)%	(1.66)%	(1.76)%	(1.43)%

Supplemental Data:

Net assets, end of period (000)	$98,444		$107,011	$134,684	$79,512	$56,558	$77,561
Portfolio turnover rate	93.99	%(c)	195.11%	136.95%	156.05%	198.56%	240.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 1/31/2013 (unaudited)						9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.50		$23.33	$16.62	$13.55	$16.67	$21.92

Investment operations:
Net investment loss(b)	(.03)		(.15)	(.16)	(.12)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.58		(.42)	6.87	3.19	(3.01)	(2.71)

Total from investment operations	1.55		(.57)	6.71	3.07	(3.12)	(2.81)

Distributions to shareholders from:
Net realized gain	(1.71)		(1.26)	—	—	—	(2.44)

Net asset value, end of period	$21.34		$21.50	$23.33	$16.62	$13.55	$16.67

Total Return(c)	7.91	%(d)	(1.74)%	40.31%	22.75%	(18.78)%	(14.18	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(d)	.87%	.84%	.88%	1.06%	.76	%(d)
Expenses, excluding expense reductions	.43	%(d)	.87%	.84%	.88%	1.06%	.77	%(d)
Net investment loss	(.13	)%(d)	(.71)%	(.74)%	(.75)%	(.91)%	(.61	)%(d)

Supplemental Data:

Net assets, end of period (000)	$128,558		$141,616	$190,426	$93,269	$23,070	$3,877
Portfolio turnover rate	93.99	%(d)	195.11%	136.95%	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$22.73		$24.55	$17.48	$14.23	$17.49	$20.79

Investment operations:
Net investment loss(a)	(.02)		(.14)	(.15)	(.11)	(.10)	(.08)
Net realized and unrealized gain (loss)	1.68		(.42)	7.22	3.36	(3.16)	(.78)

Total from investment operations	1.66		(.56)	7.07	3.25	(3.26)	(.86)

Distributions to shareholders from:
Net realized gain	(1.71)		(1.26)	—	—	—	(2.44)

Net asset value, end of period	$22.68		$22.73	$24.55	$17.48	$14.23	$17.49

Total Return(b)	8.01	%(c)	(1.69)%	40.45%	22.93%	(18.70)%	(5.57)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.38	%(c)	.77%	.75%	.79%	.93%	.78%
Expenses, excluding expense reductions	.38	%(c)	.77%	.75%	.79%	.93%	.79%
Net investment loss	(.07	)%(c)	(.61)%	(.65)%	(.66)%	(.77)%	(.43)%

Supplemental Data:

Net assets, end of period (000)	$902,405		$830,601	$601,226	$279,772	$180,896	$200,162
Portfolio turnover rate	93.99	%(c)	195.11%	136.95%	156.05%	198.56%	240.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$20.85		$22.71	$16.25	$13.29	$16.41	$19.72

Investment operations:
Net investment loss(a)	(.05)		(.19)	(.22)	(.17)	(.14)	(.16)
Net realized and unrealized gain (loss)	1.52		(.41)	6.68	3.13	(2.98)	(.71)

Total from investment operations	1.47		(.60)	6.46	2.96	(3.12)	(.87)

Distributions to shareholders from:
Net realized gain	(1.71)		(1.26)	—	—	—	(2.44)

Net asset value, end of period	$20.61		$20.85	$22.71	$16.25	$13.29	$16.41

Total Return(b)	7.82	%(c)	(2.02)%	39.75%	22.36%	(19.07)%	(5.95)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.56	%(c)	1.12%	1.19%	1.24%	1.38%	1.24%
Expenses, excluding expense reductions	.56	%(c)	1.12%	1.19%	1.24%	1.38%	1.25%
Net investment loss	(.25	)%(c)	(.95)%	(1.09)%	(1.11)%	(1.22)%	(.88)%

Supplemental Data:

Net assets, end of period (000)	$83,351		$85,649	$121,589	$115,303	$98,786	$105,675
Portfolio turnover rate	93.99	%(c)	195.11%	136.95%	156.05%	198.56%	240.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 1/31/2013 (unaudited)						9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$20.96		$22.89	$16.39	$13.43	$16.61	$21.92

Investment operations:
Net investment loss(b)	(.08)		(.25)	(.27)	(.20)	(.16)	(.16)
Net realized and unrealized gain (loss)	1.53		(.42)	6.77	3.16	(3.02)	(2.71)

Total from investment operations	1.45		(.67)	6.50	2.96	(3.18)	(2.87)

Distributions to shareholders from:
Net realized gain	(1.71)		(1.26)	—	—	—	(2.44)

Net asset value, end of period	$20.70		$20.96	$22.89	$16.39	$13.43	$16.61

Total Return(c)	7.68	%(d)	(2.23)%	39.60%	22.13%	(19.21)%	(14.48	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(d)	1.37%	1.35%	1.39%	1.54%	1.16	%(d)
Expenses, excluding expense reductions	.68	%(d)	1.37%	1.35%	1.39%	1.54%	1.17	%(d)
Net investment loss	(.38	)%(d)	(1.21)%	(1.24)%	(1.26)%	(1.37)%	(.94	)%(d)

Supplemental Data:

Net assets, end of period (000)	$12,425		$12,522	$11,187	$3,453	$1,291	$835
Portfolio turnover rate	93.99	%(d)	195.11%	136.95%	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 1/31/2013 (unaudited)						9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.07		$22.97	$16.44	$13.45	$16.62	$21.92

Investment operations:
Net investment loss(b)	(.07)		(.23)	(.25)	(.18)	(.15)	(.15)
Net realized and unrealized gain (loss)	1.54		(.41)	6.78	3.17	(3.02)	(2.71)

Total from investment operations	1.47		(.64)	6.53	2.99	(3.17)	(2.86)

Distributions to shareholders from:
Net realized gain	(1.71)		(1.26)	—	—	—	(2.44)

Net asset value, end of period	$20.83		$21.07	$22.97	$16.44	$13.45	$16.62

Total Return(c)	7.68	%(d)	(2.13)%	39.72%	22.32%	(19.13)%	(14.44	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.63	%(d)	1.27%	1.25%	1.28%	1.45%	1.08	%(d)
Expenses, excluding expense reductions	.63	%(d)	1.27%	1.25%	1.28%	1.45%	1.09	%(d)
Net investment loss	(.32	)%(d)	(1.12)%	(1.15)%	(1.16)%	(1.28)%	(.87	)%(d)

Supplemental Data:

Net assets, end of period (000)	$226,732		$224,641	$159,496	$59,661	$15,251	$6,281
Portfolio turnover rate	93.99	%(d)	195.11%	136.95%	156.06%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund is closed to most new investors but is open to certain new investors on a limited basis as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2009 through July 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time

Notes to Financial Statements (unaudited)(continued)

when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 – unadjusted quoted prices in active markets for identical investments;

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,442,692	$—	$—	$2,442,692
Repurchase Agreement	—	30,979	—	30,979

Total	$2,442,692	$30,979	$—	$2,473,671

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended January 31, 2013.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees
The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2013, the effective management fee paid to Lord Abbett was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statements of Assets and Liabilities.

As of January 31, 2013, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 6.97% and .37%, respectively.

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2013:

Distributor Commissions	Dealers’ Concessions

$12,562	$71,076

Distributor received CDSCs of $1,502 and $1,459 for Class A and Class C shares, respectively, for the six months ended January 31, 2013.

During the six months ended January 31, 2013, two Directors and certain of the Fund’s officers had an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2013 and fiscal year ended July 31, 2012 was as follows:

	Six Months Ended 1/31/2013 (unaudited)	Year Ended 7/31/2012

Distributions paid from:
Net long-term capital gains	$185,586,565	$128,213,785

Total distributions paid	$185,586,565	$128,213,785

As of January 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,124,317,964

Gross unrealized gain	362,283,315
Gross unrealized loss	(12,929,954)

Net unrealized security gain	$349,353,361

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2013 were as follows:

Purchases	Sales

$2,236,089,432	$2,342,598,831

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2013.

6.	DIRECTORS’ REMUNERATION

During the six months ended January 31, 2013, the Fund’s officers and the two Directors who were associated with Lord Abbett did not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors

Notes to Financial Statements (unaudited)(continued)

under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2013, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2013.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended January 31, 2013:

Affiliated Issuer	Balance of Shares Held at 7/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2013	Value at 1/31/2013	Net Realized Loss 8/1/2012 to 1/31/2013(a)	Dividend Income 8/1/2012 to 1/31/2013(a)

Yelp, Inc.(b)	791,785	437,446	(640,607)	588,624	$ —	$(1,523,345)	$ —

(a)	Represents realized losses and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of January 31, 2013.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities, it may experience increased market, liquidity, currency, political, information and other risks.

Due to the Fund’s exposure to foreign companies and American Depository Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	3,915,141	$82,081,523	14,400,869	$296,339,396
Converted from Class B*	49,099	1,037,919	124,393	2,562,548
Reinvestment of distributions	3,690,137	70,924,437	2,639,092	50,512,208
Shares reacquired	(6,901,927)	(143,511,193)	(13,242,282)	(273,310,886)

Increase	752,450	$10,532,686	3,922,072	$76,103,266

Class B Shares

Shares sold	13,085	$236,350	33,345	$612,067
Reinvestment of distributions	69,355	1,145,066	67,363	1,129,677
Shares reacquired	(97,604)	(1,774,162)	(222,311)	(4,017,958)
Converted to Class A*	(56,730)	(1,037,919)	(141,959)	(2,562,548)

Decrease	(71,894)	$(1,430,665)	(263,562)	$(4,838,762)

Class C Shares

Shares sold	166,077	$2,883,645	291,039	$5,205,545
Reinvestment of distributions	441,179	7,332,394	346,403	5,843,811
Shares reacquired	(928,471)	(16,683,895)	(1,439,508)	(26,110,991)

Decrease	(321,215)	$(6,467,856)	(802,066)	$(15,061,635)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	482,567	$10,253,984	1,714,922	$35,164,836
Reinvestment of distributions	461,921	9,007,465	392,896	7,602,538
Shares reacquired	(1,506,766)	(32,167,858)	(3,685,816)	(76,074,553)

Decrease	(562,278)	$(12,906,409)	(1,577,998)	$(33,307,179)

Class I Shares

Shares sold	3,921,897	$89,005,289	18,807,565	$414,762,722
Reinvestment of distributions	2,890,545	59,863,193	1,771,887	36,217,375
Shares reacquired	(3,562,712)	(80,674,889)	(8,526,378)	(188,041,505)

Increase	3,249,730	$68,193,593	12,053,074	$262,938,592

Class P Shares

Shares sold	157,823	$3,263,561	366,689	$7,332,231
Reinvestment of distributions	346,749	6,532,744	312,858	5,878,601
Shares reacquired	(568,209)	(11,879,282)	(1,924,454)	(38,445,579)

Decrease	(63,637)	$(2,082,977)	(1,244,907)	$(25,234,747)

Class R2 Shares

Shares sold	101,633	$2,094,376	351,763	$7,160,974
Reinvestment of distributions	31,979	605,355	18,448	349,217
Shares reacquired	(130,805)	(2,694,524)	(261,727)	(5,332,820)

Increase	2,807	$5,207	108,484	$2,177,371

Class R3 Shares

Shares sold	845,415	$17,630,723	4,996,346	$102,100,026
Reinvestment of distributions	926,108	17,642,341	534,979	10,169,965
Shares reacquired	(1,548,794)	(32,193,071)	(1,812,996)	(37,209,072)

Increase	222,729	$3,079,993	3,718,329	$75,060,919

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) detailed performance attribution analysis; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended September 30, 2012. The Board observed that the investment performance of the Class A shares was above the median of the performance universe for the nine-month, three-year, five-year, and ten-year periods and below the median of the performance universe for the one-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. The Board observed that the expense ratios generally were well below the medians of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888–522–2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.	LADG-3-0113 (03/13)

Item 2:        Code of Ethics.

Not applicable.

Item 3:         Audit Committee Financial Expert.

Not applicable.

Item 4:         Principal Accountant Fees and Services.

Not applicable.

Item 5:         Audit Committee of Listed Registrants.

Not applicable.

Item 6:         Investments.

Not applicable.

Item 7:         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:         Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:         Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:       Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:       Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:      Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lORD aBBETT DEVELOPING GROWTH FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: March 27, 2013

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: March 27, 2013

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2013